Certain Risks and Concentrations	12 Months Ended
Dec. 31, 2010
Certain Risks and Concentrations [Abstract]
CERTAIN RISKS AND CONCENTRATIONS
29. CERTAIN RISKS AND CONCENTRATIONS
Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, marketable securities, accounts receivable, due from/to related parties, long-term deposits and other current assets. As of December 31, 2009 and 2010 substantially all of the Group’s cash and cash equivalents, short-term investments and marketable securities were held by major financial institutions located in the PRC, in Hong Kong and in Korea, which management believes are of high credit quality.
Accounts receivable are typically unsecured and are derived from revenue earned from customers in China. The risk with respect to accounts receivables is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.
No individual customer accounted for more than 10% of net revenues during the year ended December 31, 2008, 2009 and 2010.
The Group derived the majority of its net revenues from two MMORPG, Mir II and Woool including their expansion packs, which accounted for approximately 52.1% and 19.5% of the net revenues for the year ended December 31, 2008, 51.5% and 19.9% of the net revenues for the year ended 21, 2009, and 37.0% and 17.0% of the net revenues for the year ended 2010, respectively.
The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments and convertible debt denominated in the U.S. dollar. On July 21, 2005, the People’s Bank of China, or PBOC, announced an adjustment of the exchange rate of the US dollar to RMB from 1:8.27 to 1:8.11 and modified the system by which the exchange rates are determined. This adjustment has resulted in an appreciation of the RMB against the US dollar. While the international reaction to the RMB revaluation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further revaluation and a significant fluctuation of the exchange rate of RMB against the US dollar.